Commitments, Contingencies and Guarantees - Narrative (Details) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 25, 2024 USD ($)	Jan. 31, 2025 excavation mi	Dec. 31, 2022 Barrels	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 05, 2025	Oct. 01, 2024
Long-Term Purchase Commitment [Line Items]
Purchase commitment						$ 49	$ 47
Capital expenditure commitment				$ 125		125	5
Number of oil barrels released | Barrels			12,937
Original guarantees carrying value				56		56
Current carrying value of guarantees				0		0	1
Minimum liability									86.00%
Unfavorable Regulatory Action
Long-Term Purchase Commitment [Line Items]
Loss contingency accrual							$ 42
Increase (decrease) in loss contingency accrual	$ (11)				$ 19
Pre-tax charge related to loss contingency						8
Environmental Incident
Long-Term Purchase Commitment [Line Items]
Number of oil barrels released | Barrels			12,937
Provision for loss contingency				30
Receivable from loss contingency				$ 26		$ 26
Environmental Incident | Subsequent event
Long-Term Purchase Commitment [Line Items]
Number of miles of remedial inspections | mi		2,145
Number of investigative excavations | excavation		68
Investigative excavation period		2 years
Reduction of pressure restriction (as a percentage)								72.00%